Leases - Schedule of Operating Lease Related Assets and Liabilities Recorded on the Unaudited Consolidated Balance Sheets (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Consolidated Balance Sheets [Abstract]
Operating lease right-of-use assets, net	$ 365,320	$ 414,665
Operating lease liabilities - current	98,975	114,217
Operating lease liabilities - non-current	234,211	261,512
Total operating lease liabilities	$ 333,186	$ 375,729
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3 years 9 months
Weighted average discount rate	7.70%